STATEMENT OF CASH FLOWS	4 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (11,306)
Changes in operating assets and liabilities:
Prepaid expenses	(6,815)
Accounts payable	9,844
Franchise tax payable	450
Net cash used in operating activities	(7,827)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor	25,000
Proceeds from note payable to related party	300,000
Payment of offering costs	(115,392)
Net cash provided by financing activities	209,608
Net increase in cash	201,781
Cash - end of the period	201,781
Supplemental disclosure of noncash activities:
Offering costs included in accounts payable	110,425
Offering costs included in accrued expenses	99,931
Offering costs paid by related party under promissory note	13,000
Expenses paid by related party	$ 50